Promissory note	12 Months Ended
Dec. 31, 2020
Disclosure of Promissory note [abstract]
Promissory note
12.  Promissory note

On December 15, 2020, the Company issued a $5 million promissory note (the “Promissory Note”) to Sandstorm due June 15, 2022 with interest payable at 7% per annum and repayable at the Company’s option prior to maturity. Interest expense of $0.1 million was capitalized as borrowing costs to property, plant and equipment for the year ended December 31, 2020 in connection with the Promissory Note.